Cover	Feb. 10, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2023
Current Fiscal Year End Date	--06-30
Entity File Number	001-40014
Entity Registrant Name	Alliance Entertainment Holding Corporation
Entity Central Index Key	0001823584
Entity Tax Identification Number	85-2373325
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8201 Peters Road, Suite 1000
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33324
City Area Code	954
Local Phone Number	255-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Adara Acquisition Corp.
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ADRA
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	ADRAW
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	11 East Blvd.
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28203